Notes relating to the consolidated statement of financial position - Current tax liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Loss before taxes	€ (65,847)	€ (27,479)	€ (21,374)
Applicable tax rate	25.00%	25.00%	25.00%
Current tax liabilities	€ 823	€ 597
Deferred tax asset recognized	117,100
ARGENX BVBA
Disclosure of subsidiaries [line items]
Current tax liabilities	800
Additional tax deductible costs	€ 79,900